July 11, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:       KraneShares Trust (File Nos. 333–132380 and 811–21864)

             Filing Pursuant to Rule 485(b)

Ladies and Gentlemen:

On behalf of our client, KraneShares Trust (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 6 (“PEA No. 6”) to the Trust’s Registration Statement on Form N-1A. The purpose of PEA No. 6 is to: (i) incorporate comments received from the Staff to the Trust’s Post-Effective Amendment No. 1 filing, filed on April 9, 2013 via EDGAR Accession No. 0001144204-13-020892 ; and (ii) make other non-material changes to the Prospectuses and Statements of Additional Information for the KraneShares CSI China Five Year Plan ETF, KraneShares CSI China Urbanization ETF, KraneShares CSI China Consumer Staples ETF, and KraneShares CSI China Consumer Discretionary ETF, each a separate series of the Trust.

I hereby certify that PEA No. 6 does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

If you have any questions regarding these materials, please do not hesitate to contact Abigail Bertumen at (202) 373-6095 or Christopher Menconi at (202) 373-6173.

Sincerely,

/s/ Christopher D. Menconi

Christopher D. Menconi